Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Reportable_Business_Segments customer	Dec. 31, 2013 customer	Dec. 31, 2012	Dec. 19, 2013
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents	$ 530,930,000	$ 770,000,000
Restricted cash transferred from unrestricted cash		70,000,000
Number of customers	3	3
Advertising costs	28,100,000	31,600,000	36,000,000
Number of reportable segments	3
Minimum | License Rights
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum | Tradenames
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Minimum | Developed technology
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum | License Rights
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum | Tradenames
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum | Developed technology
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Weighted Average
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Weighted Average | License Rights
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Weighted Average | Tradenames
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Weighted Average | Developed technology
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years
Buildings | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	8 years
Buildings | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	45 years
Machinery and equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Machinery and equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Leasehold improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Leasehold improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	9 years
Computer equipment and software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Computer equipment and software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Furniture and fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Furniture and fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Trade Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Percentage of trade accounts receivable from major customers	76.00%	78.00%
5.75% Senior Notes due 2022
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of notes		700,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%			5.75%
1.75% Convertible Senior Subordinated Notes due 2015
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Vaginal mesh cases
Summary Of Significant Accounting Policies [Line Items]
Settlement Funds	485,229,000	11,518,000
Paladin Labs Inc. | Litha Healthcare Group Limited
Summary Of Significant Accounting Policies [Line Items]
Escrow deposit	$ 40,200,000